Investment Objectives and Goals	Aug. 31, 2025
MFS Core Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	MFS® Core Equity Fund Summary of Key Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s investment objective is to seek capital appreciation.
MFS Low Volatility Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	MFS® Low Volatility Equity Fund Summary of Key Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s investment objective is to seek capital appreciation.
MFS Low Volatility Global Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	MFS® Low Volatility Global Equity Fund Summary of Key Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s investment objective is to seek capital appreciation.
MFS New Discovery Fund
Prospectus [Line Items]
Risk/Return [Heading]	MFS® New Discovery Fund Summary of Key Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s investment objective is to seek capital appreciation.
MFS Research International Fund
Prospectus [Line Items]
Risk/Return [Heading]	MFS® Research International Fund Summary of Key Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s investment objective is to seek capital appreciation.
MFS Technology Fund
Prospectus [Line Items]
Risk/Return [Heading]	MFS® Technology Fund Summary of Key Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s investment objective is to seek capital appreciation.
MFS U.S. Government Cash Reserve Fund
Prospectus [Line Items]
Risk/Return [Heading]	MFS® U.S. Government Cash Reserve Fund Summary of Key Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s investment objective is to seek current income consistent with preservation of capital and liquidity.
MFS Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	MFS® Value Fund Summary of Key Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s investment objective is to seek capital appreciation.